MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Foreign Currency Translation

The functional currency of the Company, for each subsidiary and for joint arrangements, is the currency of the primary economic environment in which it operates. The functional currency of all of the Company’s operations is the US dollar.

Once the Company determines the functional currency of an entity, it is not changed unless there is a significant change in the relevant underlying transactions, events and circumstances.

At the end of each reporting period, the Company translates foreign currency balances as follows:

●	monetary items are translated at the closing rate in effect at the consolidated balance sheet date;
●	non-monetary items that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Items measured at fair value are translated at the exchange rate in effect at the date the fair value was measured; and
●	revenue and expense items are translated using the average exchange rate during the period.

Cash and Cash Equivalents
B)	Cash and Cash Equivalents

The Company’s cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. The Company places its cash and cash equivalents and short-term investments in what it believes are high quality securities issued by government agencies, financial institutions and major corporations and attempts to limit the amount of credit exposure by diversifying its holdings. Cash and cash equivalents are classified as financial assets measured at amortized cost.

Inventories
C)	Inventories

Inventories consist of ore stockpiles, concentrates, doré bars and supplies. Inventories are carried at the lower of cost and net realizable value (“NRV”). Cost is determined using the weighted average basis and includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Cost of inventories include direct costs of materials and labour related directly to mining and processing activities, including production phase stripping costs, amortization of property, plant and mine development directly involved in the related mining and production process, amortization of any stripping costs previously capitalized and directly attributable overhead costs. When interruptions to production occur, an adjustment is made to the costs included in inventories, such that they reflect normal capacity. Abnormal costs are expensed in the period they are incurred.

The current portion of ore stockpiles, ore on leach pads and inventories is determined based on the amounts expected to be processed within the next 12 months. Ore stockpiles, ore on leach pads and inventories not expected to be processed or used within the next 12 months are classified as long-term.

NRV is estimated by calculating the net selling price less costs to be incurred in converting the relevant inventories to saleable product and delivering it to a customer. Costs to complete are based on management’s best estimate as at the consolidated balance sheet date. An NRV impairment may be reversed in a subsequent period if the circumstances that triggered the impairment no longer exist.

Financial Instruments
D)	Financial Instruments

The Company’s financial assets and liabilities (financial instruments) include cash and cash equivalents, trade receivables, loans receivable, equity securities, share purchase warrants, accounts payable and accrued liabilities, long-term debt and derivative financial instruments. Financial instruments are recorded at fair value and classified at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”). Subsequent to initial recognition, cash and cash equivalents, loans receivable, accounts payable and accrued liabilities and long-term debt are measured at amortized cost using the effective interest method. Other financial instruments are recorded at fair value subsequent to initial recognition.

Equity Securities

The Company’s equity securities consist primarily of investments in common shares of entities in the mining industry recorded using trade date accounting. On initial recognition of an equity investment, the Company may irrevocably elect to measure the investment at FVOCI where changes in the fair value of equity securities are permanently recognized in other comprehensive income and will not be reclassified to profit or loss. The realized gain or loss is reclassified from other comprehensive income to retained earnings when the asset is derecognized. The election is made on an investment-by-investment basis.

Derivative Instruments

The Company uses derivative financial instruments (primarily option and forward contracts) to manage exposure to fluctuations in by-product metal prices, diesel fuel, interest rates and foreign currency exchange rates and may use such means to manage exposure to certain input costs.

3.MATERIAL ACCOUNTING POLICIES (Continued)

The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value and they are classified based on contractual maturity. Derivative instruments are recorded at fair value at the balance sheet date, with changes in fair value recognized in the gain or loss on derivative financial instruments line item in the consolidated statements of income (FVPL).

The Company also holds share purchase warrants of certain publicly traded entities where it has an investment in equity securities. Share purchase warrants are accounted for as derivative financial instruments and presented as part of investments in the consolidated balance sheets.

Goodwill
E)	Goodwill

Goodwill is recognized in a business combination if the cost of the acquisition exceeds the fair values of the identifiable net assets acquired. Goodwill is then allocated to the cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the synergies of the combination. A CGU is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets.

The Company performs goodwill impairment tests on an annual basis in the fourth quarter of each year. In addition, the Company assesses for indicators of impairment at each reporting period-end and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. If the carrying value of the CGU or group of CGUs to which goodwill is assigned exceeds its recoverable amount, an impairment loss is recognized. Goodwill impairment losses are recorded in the consolidated statements of income and they are not subsequently reversed.

The recoverable amount of a CGU or group of CGUs is measured as the higher of value in use and fair value less costs of disposal.

Mining Properties, Plant and Equipment and Mine Development Costs
F)	Mining Properties, Plant and Equipment and Mine Development Costs

Mining Properties

The cost of mining properties includes the fair value attributable to proven and probable mineral reserves and mineral resources acquired in a business combination or asset acquisition, underground mine development costs, deferred stripping, capitalized exploration and evaluation costs and capitalized borrowing costs.

Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when commercial production commences, using the units-of-production method, based on estimated proven and probable mineral reserves and the mineral resources included in the current life of mine plan. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value. Cost components of a specific project that are included in the capital cost of the asset include salaries and wages directly attributable to the project, supplies and materials used in the project and incremental overhead costs that can be directly attributable to the project.

Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Upon achieving the production stage, the capitalized construction costs are transferred to the appropriate category within property, plant and mine development. The estimated fair value attributed to certain mineral resources at the time of the acquisition is not subject to depreciation until the resources are considered in use, which is the point at which they are incorporated into the current life of mine (“LOM”) plan.

3.MATERIAL ACCOUNTING POLICIES (Continued)

Plant and Equipment

Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. The cost of an item of plant and equipment includes: its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and the estimate of the costs of dismantling and removing the item and restoring the site on which it is located other than costs that arise as a consequence of having used the item to produce inventories during the period.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of income when the asset is derecognized.

Amortization of an asset begins when the asset is in the location and condition necessary for it to operate in the manner intended by management. Amortization ceases at the earlier of the date the asset is classified as held for sale or the date the asset is derecognized. Assets under construction are not amortized until the earlier of the end of the construction period or once commercial production is achieved. Amortization is charged according to either the units-of-production method or on a straight-line basis, according to the pattern in which the asset’s future economic benefits are expected to be consumed. Amortization does not cease when an asset becomes idle or is retired from active use unless the asset is fully amortized; however, under the units-of-production method of amortization, the amortization charge can be zero when there is no production. The amortization method applied to an asset is reviewed at least annually.

Useful lives of property, plant and equipment are based on the lesser of the estimated mine lives as determined by proven and probable mineral reserves and the mineral resources included in the current life of mine plan and the estimated useful life of the asset. Remaining mine lives at December 31, 2025 range from an estimated 3 to 27 years.

The following table sets out the useful lives of certain assets:

Useful Life
Buildings	5 to 27 years
Leasehold Improvements	15 years
Software and IT Equipment	1 to 10 years
Furniture and Office Equipment	3 to 5 years
Machinery and Equipment	1 to 27 years

Mine Development Costs

Mine development costs incurred after the commencement of commercial production are capitalized when they are expected to have a future economic benefit. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors which enables the Company to extract ore underground.

The Company records amortization on underground mine development costs on a units-of-production basis based on the estimated tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan of the identified component of the ore body. The units-of-production method defines the denominator as the total tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan.

3.MATERIAL ACCOUNTING POLICIES (Continued)

Deferred Stripping

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

During the development stage of the mine, stripping costs are capitalized as part of the cost of building, developing and constructing the mine and are amortized once the mine has entered the production stage.

During the production stage of a mine, stripping costs are recorded as a part of the cost of inventories unless these costs are expected to provide a future economic benefit and, in such cases, are capitalized to property, plant and mine development.

Production stage stripping costs provide a future economic benefit when:

●	It is probable that the future economic benefit (e.g., improved access to the ore body) associated with the stripping activity will flow to the Company;
●	The Company can identify the component of the ore body for which access has been improved; and
●	The costs relating to the stripping activity associated with that component can be measured reliably.

Capitalized production stage stripping costs are amortized over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping activity.

Leases
G)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether:

●	The contract involves the use of an explicitly or implicitly identified asset;
●	The Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the contract term; and
●	The Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease obligation at the commencement date of the lease (e.g. the date the underlying asset is available for use).

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease obligations. The cost of right-of-use assets includes the initial amount of lease obligations recognized, initial direct costs incurred and lease payments made at, or before, the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

3.MATERIAL ACCOUNTING POLICIES (Continued)

At the commencement date of the lease, the Company recognizes lease obligations measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

After the commencement date, the amount of lease obligations is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease obligations is remeasured if there is a modification such as a change in the lease term, a change in the fixed lease payments, changes based on an index or rate or a change in the assessment to purchase the underlying asset.

The Company presents right-of-use assets in the property, plant and mine development line item on the consolidated balance sheets and lease obligations in the lease obligations line item on the consolidated balance sheets.

The Company has elected not to recognize right-of-use assets and lease obligations for leases that have a lease term of 12 months or less and do not contain a purchase option, for leases related to low value assets, or for leases with variable lease payments. Payments on short-term leases, leases of low value assets and leases with variable payment amounts are recognized as an expense in the consolidated statements of income.

Development Stage Expenditures
H)	Development Stage Expenditures

Development stage expenditures are costs incurred to obtain access to mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting and storing the minerals. The development stage of a mine commences when the technical feasibility and commercial viability of extracting the mineral resource has been determined. Costs that are directly attributable to mine development are capitalized as property, plant and mine development to the extent that they are necessary to bring the property to commercial production.

Abnormal costs are expensed as incurred. Indirect costs are included only if they can be directly attributed to the area of interest. General and administrative costs are capitalized as part of the development expenditures when the costs are directly attributed to a specific mining development project.

Commercial Production

A mine construction project is considered to have entered the production stage when the mine construction assets are available for use. In determining whether mine construction assets are considered available for use, the criteria considered include, but are not limited to, the following:

●	completion of a reasonable period of testing mine plant and equipment;
●	ability to produce minerals in saleable form (within specifications); and
●	ability to sustain ongoing production of minerals.

When a mine construction project moves into the production stage, amortization commences, the capitalization of certain mine construction costs ceases and expenditures are either capitalized to inventories or expensed as incurred. Exceptions include costs incurred for additions or improvements to property, plant and mine development and open-pit stripping activities.

Impairment and Impairment Reversal of Long-lived Assets
I)	Impairment and Impairment Reversal of Long-lived Assets

At the end of each reporting period, the Company assesses whether there is any indication that long-lived assets other than goodwill may be impaired. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. If it is not possible to estimate the recoverable amount of the individual asset, assets are grouped at the CGU level for the purpose of assessing the recoverable amount. An impairment loss is recognized for any excess of the carrying amount of the CGU over its recoverable amount. If the CGU includes goodwill, the impairment loss related to a CGU is first allocated to goodwill and the remaining loss is allocated to the remaining long-lived assets of the CGU based on their carrying amounts. Impairment losses are recorded in the consolidated statements of income in the period in which they occur.

Impairment charges on long‑lived assets, excluding goodwill, are reversed when updated estimates or significant changes in assumptions indicate that the CGU’s recoverable amount has increased since the impairment was recognized. If an indicator of impairment reversal has been identified, the recoverable amount of the asset is calculated in order to determine if any impairment reversal is required. A reversal is recognized to the extent the recoverable amount of the asset exceeds its carrying amount. The amount of the reversal is limited to the difference between the current carrying amount and the amount which would have been the carrying amount had the earlier impairment not been recognized and amortization of that carrying amount had continued. The impairment reversal is allocated on a pro-rata basis to the existing long-lived assets of the CGU based on their carrying amounts. Impairment reversals are recorded in the consolidated statements of income in the period in which they occur.

Reclamation Provisions
J)	Reclamation Provisions

Asset retirement obligations (“AROs”) arise from the acquisition, development and construction of mining properties and plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure and rehabilitation, demolition of buildings and mine facilities, ongoing water treatment and ongoing care and maintenance of closed mines. The Company recognizes an ARO at the time the environmental disturbance occurs or a constructive obligation is determined to exist based on the Company’s best estimate of the timing and amount of expected cash flows expected to be incurred. When the ARO provision is recognized, the corresponding cost is capitalized to the related item of property, plant and mine development. Reclamation provisions that result from disturbance in the land to extract ore in the current period is included in the cost of inventories.

The timing of the actual environmental remediation expenditures is dependent on a number of factors such as the life and nature of the asset, the operating licence conditions and the environment in which the mine operates. Reclamation provisions are measured at the expected value of future cash flows discounted to their present value using a risk-free interest rate. AROs are adjusted each period to reflect the passage of time (accretion). Accretion expense is recorded in finance costs each period. Upon settlement of an ARO, the Company records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains or losses are recorded in the consolidated statements of income.

3.MATERIAL ACCOUNTING POLICIES (Continued)

Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are the construction of new processing facilities, changes in the quantities of material in mineral reserves and mineral resources and a corresponding change in the life of mine plan, changing ore characteristics that impact required environmental protection measures and related costs, changes in water quality that impact the extent of water treatment required and changes in laws and regulations governing the protection of the environment.

Each reporting period, provisions for AROs are remeasured to reflect any changes to significant assumptions, including the amount and timing of expected cash flows, inflation expectations and risk-free interest rates. Changes to the reclamation provision resulting from changes in estimate are added to or deducted from the cost of the related asset, except where the reduction of the reclamation provision exceeds the carrying value of the related assets in which case the asset is reduced to nil and the remaining adjustment is recognized in the consolidated statements of income.

Environmental remediation liabilities (“ERLs”) are differentiated from AROs in that ERLs do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal or constructive obligation to treat environmental contamination resulting from the acquisition, construction or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with ERLs arising from past acts. ERLs are measured by discounting the expected related cash flows using a risk-free interest rate. The Company prepares estimates of the timing and amount of expected cash flows when an ERL is incurred. Each reporting period, the Company assesses cost estimates and other assumptions used in the valuation of ERLs to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the value of the ERL. Any change in the value of ERLs results in a corresponding charge or credit to the consolidated statements of income. Upon settlement of an ERL, the Company records a gain or loss if the actual cost differs from the carrying amount of the ERL in the consolidated statements of income.

Stock-based Compensation
K)	Stock-based Compensation

The Company offers stock - based compensation awards (the employee stock option plan, incentive share purchase plan, restricted share unit plan and performance share unit plan) to certain employees, officers and directors of the Company.

Employee Stock Option Plan (“ESOP”)

The Company’s ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of income or in the consolidated balance sheets if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

Fair value is determined using the Black-Scholes option valuation model, which requires the Company to estimate the expected volatility of the Company’s share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The cost is recorded over the vesting period of the award to the same expense category as the award recipient’s payroll costs and the corresponding entry is recorded in equity. Equity-settled awards are not remeasured subsequent to the initial grant date. The dilutive impact of stock option grants is factored into the Company’s reported diluted net income per share. The stock option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

3.MATERIAL ACCOUNTING POLICIES (Continued)

Restricted Share Unit (“RSU”) Plan

The RSU plan is open to directors and certain employees, including senior executives, of the Company. Common shares are purchased and held in a trust until the RSU has vested. The cost is recorded over the vesting period of the award to the same expense category as the award recipient’s payroll costs. The cost of the RSUs is recorded within equity until settled. Equity-settled awards are not remeasured subsequent to the initial grant date.

Performance Share Unit (“PSU”) Plan

The PSU plan is open to senior executives of the Company. PSUs are subject to vesting requirements based on specific performance measurements by the Company. PSUs awarded to eligible executives are settled in cash. They are measured at fair value at the grant date. The fair value of the estimated number of PSUs awarded that are expected to vest is recognized as share-based compensation expense over the vesting period of the PSUs with a corresponding amount recorded to share-based liabilities until the liability is settled through a cash payment. At each reporting date and on settlement, the share-based liability is remeasured, with any changes in fair value recorded as compensation expense.

Revenue from Contracts with Customers
L)	Revenue from Contracts with Customers

Gold and Silver

The Company sells gold and silver to customers in the form of bullion and doré bars.

The Company recognizes revenue from these sales when control of the gold or silver has transferred to the customer. This is generally at the point in time when the gold or silver is credited to the metal account of the customer. Once the gold or silver has been credited to the customer’s metal account, the customer has legal title to, physical possession of, and the risks and rewards of ownership of, the gold or silver; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the gold or silver.

Under certain contracts with customers, the transfer of control may occur when the gold or silver is in transit from the mine to the refinery. At this point in time, the customer has legal title to and the risk and rewards of ownership of, the gold or silver; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the gold or silver.

Revenue is measured at the transaction price agreed under the contract. Payment of the transaction price is due immediately when control of the gold or silver is transferred to the customer.

Generally, all of the gold and silver in the form of doré bars recovered in the Company’s milling process is sold in the period in which it is produced.

Metal Concentrates

The Company sells concentrate from certain of its mines to third-party smelter customers. These concentrates predominantly contain zinc and copper, along with quantities of gold and silver.

3.MATERIAL ACCOUNTING POLICIES (Continued)

The Company recognizes revenue from these concentrate sales when control of the concentrate has transferred to the customer, which is the point in time that the concentrate is delivered to the customer. Upon delivery, the customer has legal title to, physical possession of, and the risks and rewards of ownership of, the concentrate. The customer is also committed to accept and pay for the concentrates once delivered; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the concentrate.

The final prices for metals contained in the concentrate are generally determined based on the prevailing spot market metal prices on a specific future date, which is established as of the date the concentrate is delivered to the customer. Upon transfer of control at delivery, the Company measures revenue under these contracts based on forward prices at the time of delivery and the most recent determination of the quantity of contained metals less smelting and refining charges charged by the customer. This reflects the best estimate of the transaction price expected to be received at final settlement. A receivable is recognized for this amount and subsequently measured at fair value to reflect variability associated with the embedded derivative for changes in the market metal prices. These changes in the fair value of the receivable are adjusted through revenue from other sources at each subsequent financial statement date.

Under certain contracts with customers, the sale of gold contained in copper concentrate occurs once the metal has been processed into refined gold and is sold separately similar to the gold and silver doré bar terms described above. The transaction price for the sale of gold contained in concentrate is determined based on the spot market price upon delivery and provisional pricing does not apply.

Exploration and Evaluation Expenditures
M)	Exploration and Evaluation Expenditures

Exploration and evaluation expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are expensed as incurred unless it can be demonstrated that the project will generate future economic benefit. When it is determined that a project can generate future economic benefit, the costs are capitalized in the property, plant and mine development line item in the consolidated balance sheets.

Income Taxes
N)	Income Taxes

Current and deferred tax expenses are recognized in the consolidated statements of income except to the extent that they relate to a business combination, or to items recognized directly in equity or in other comprehensive income.

Current tax expense is based on substantively enacted statutory tax rates and laws at the consolidated balance sheet date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the tax basis of such assets and liabilities measured using tax rates and laws that are substantively enacted at the consolidated balance sheet date and effective for the reporting period when the temporary differences are expected to reverse.

3.MATERIAL ACCOUNTING POLICIES (Continued)

Deferred taxes are not recognized in the following circumstances:

●	where a deferred tax liability arises from the initial recognition of goodwill;
●	where a deferred tax asset or liability arises on the initial recognition of an asset or liability in a transaction which is not a business combination and, at the time of the transaction, affects neither net income nor taxable profits; and
●	for temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that the Company can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses and tax credits carried forward and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized except as noted above.

At each reporting period, previously unrecognized deferred tax assets are reassessed to determine whether it has become probable that future taxable profits will allow the deferred tax assets to be recovered.

New Accounting Standards Issued But Not Yet Adopted

New Accounting Standards Issued But Not Yet Adopted

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in the Financial Statements (“IFRS 18”) replacing IAS 1. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations. The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The Company continues to assess the impact of the standard on its consolidated financial statements.

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (“IFRS 9” and “IFRS 7”). The IFRS 9 amendments provide clarification on the date of initial recognition or derecognition of financial liabilities, including financial liabilities that are settled in cash using an electronic payment system, whereas the IFRS 7 amendments introduce additional disclosure requirements relating to investments in equity instruments designated at FVOCI. These amendments are effective for periods commencing on or after January 1, 2026, with early adoption permitted. The Company expects that the additional disclosure requirements under the IFRS 7 amendments will be applicable and continues to assess the impact, if any, of the IFRS 9 amendments on its consolidated financial statements.